Summary of Significant Accounting Policies (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Oct. 21, 2020	Oct. 20, 2020
Property, Plant and Equipment [Line Items]
FSD insured amonut | ¥				¥ 500,000	¥ 500,000
FDIC insured amount	$ 250,000	$ 250,000
Cash and restricted cash		1,240,272	$ 557,469
Intangible asset useful life						50 years	50 years
Notes payable		$ 1,312,362	665,377
Retainage payable description	For equipment purchased from Shanghai Huaxin in the PRC, a related party, by RLSP, the Company typically retains a portion of the purchase invoices, typically 3-5%, for 12 to 24 months to ensure the quality of equipment after installation during the qualifying warranty period	For equipment purchased from Shanghai Huaxin in the PRC, a related party, by RLSP in the PRC, the Company typically retains a portion of the purchase invoices, typically 3-5%, for 12 to 24 months to ensure the quality of equipment after installation during the qualifying warranty period.
Retainage payable		$ 38,138	821,962
Corporate tax rate	21.00%	21.00%
PRC applies, income tax rate	25.00%	25.00%
Value added tax rate	13.00%	13.00%
Impairment of long lived assets		$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	15 years	15 years		15 years	15 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible asset useful life	50 years	50 years		50 years	50 years
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	50 years	50 years		50 years	50 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]			Useful Life, Shorter of Lease Term or Asset Utility [Member]
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		10 years			10 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years			3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	36 years			36 years
Auto Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years			4 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life		5 years			5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	4 years			4 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years			10 years
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]		Useful Life, Shorter of Lease Term or Asset Utility [Member]			Useful Life, Shorter of Lease Term or Asset Utility [Member]
Shanghai Xinsen Import & Export Co., Ltd [Member] | Xingxiu Hua [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	90.00%	90.00%		90.00%	90.00%
Shanghai Xinsen Import & Export Co., Ltd [Member] | Shanghai Xinsen [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage	70.00%			70.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Description of Principal Activities	Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%,	Effective October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Property, Plant and Equipment [Line Items]
Equity Method Investment, Ownership Percentage		70.00%			70.00%